UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               8-14-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 99
                                        -------------------

Form 13F Information Table Value Total: $173,376
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATION TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    3072000      38040     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3528000      80899     SOLE                            X
ADOBE SYSTEMS, INC.            Common Stock   00724F101     453000      14950     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     593000      18800     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     479000       7500     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1595000      29970     SOLE                            X
AMGEN INC.                     Common Stock   031162100    4705000      72134     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    2695000      47060     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105     908000      55800     SOLE                            X
AQUA AMERICA                   Common Stock   03836W103    1153000      50636     SOLE                            X
ARCH COAL                      Common Stock   039380100    2178000      51415     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     343000      20000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    1354000      43700     SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1139000      27400     SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2562000      36808     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    1637000      20000     SOLE                            X
BANK OF AMERICA                Common Stock   06605010      200000       4160     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    1992000      54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1924000      23500     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     879000      34000     SOLE                            X
CANON INC                      Common Stock   138006309     581000       7935     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    2742000      32100     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     614000       9900     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    2028000     103875     SOLE                            X
CITIGROUP                      Common Stock   172967101    3967000      82227     SOLE                            X
COCA COLA                      Common Stock   191216100    2397000      55738     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103    1132000      18900     SOLE                            X
COMCAST CP A                   Common Stock   20030N101     823000      25161     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     680000      10381     SOLE                            X
CORNING INC.                   Common Stock   219350105     914000      37800     SOLE                            X
CYTEC INDUSTRIES               Common Stock   232820100    1296000      24170     SOLE                            X
DIEBOLD                        Common Stock   253651103     609000      15000     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    2134000      71155     SOLE                            X
DONALDSON CORP                 Common Stock   257651109    1314000      38800     SOLE                            X
DOVER CORP                     Common Stock   260003108    1972000      39915     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109     723000      17391     SOLE                            X
EMC CORP                       Common Stock   268648102     263000      24010     SOLE                            X
EMERSON CO.                    Common Stock   291011104    3026000      36115     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     208000       6500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102    8636000     140770     SOLE                            X
FIRST MARBLEHEAD               Common Stock   320771108    2308000      40550     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    6803000     206405     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109     140000      10000     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     433000       2880     SOLE                            X
HALLIBURTON COMPANY            Common Stock   406216101    1306000      17600     SOLE                            X
HOME DEPOT                     Common Stock   437076102    2843000      79455     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2714000      67360     SOLE                            X
IBM CORPORATION                Common Stock   459200101    1840000      23961     SOLE                            X
INGERSOLL-RAND COMPANY LTD     Common Stock   G4776G101    1142000      26700     SOLE                            X
INTEL CORP.                    Common Stock   458140100    1817000      95675     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    3876000      92308     SOLE                            X
JACOBS ENGINEERING GROUP       Common Stock   469814107    1992000      25025     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    7647000     127630     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107     580000       8370     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1333000      17675     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1519000      27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1592000      22200     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103     912000      16900     SOLE                            X
LOWES COMPANIES                Common Stock   548661107     306000       5050     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107      57000      23648     SOLE                            X
MARSH & MCLENNAN COMPANIES     Common Stock   571748102     820000      30500     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     273000       3000     SOLE                            X
MEDTRONIC                      Common Stock   585055106     910000      19405     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     836000      24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    4156000      59750     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2507000     107620     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448    2718000      43000     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     677000      33635     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     540000      15300     SOLE                            X
NIKE INC.                      Common Stock   654106103    1009000      12460     SOLE                            X
NOKIA CORP                     Common Stock   654902204     273000      13500     SOLE                            X
NORFOLK SOUTHERN CORP.         Common Stock   655844108    1266000      23800     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      29000      13295     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    1441000      99500     SOLE                            X
PALL CORPORATION               Common Stock   696429307     840000      30000     SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1769000      45400     SOLE                            X
PEPSICO                        Common Stock   713448108    2009000      33475     SOLE                            X
PFIZER                         Common Stock   717081103    2928000     124775     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    7692000     138360     SOLE                            X
QUALCOMM                       Common Stock   747525103    2652000      66195     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     234000       3500     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108    2870000      44080     SOLE                            X
SIGMA TEL, INC.                Common Stock   82661W107     126000      30800     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108     371000      19800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1503000      35695     SOLE                            X
SYMANTEC                       Common Stock   871503108     369000      23800     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     782000      44100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     615000      12000     SOLE                            X
TIME WARNER                    Common Stock   887317105     621000      35900     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     662000      24100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    8903000     108140     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     336000       5300     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    1060000      23375     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     837000      15493     SOLE                            X
WATERS CORP                    Common Stock   941848103    3983000      89715     SOLE                            X
WATTS WATER TECHNOLOGIES       Common Stock   942749102    2099000      62575     SOLE                            X
WELLS FARGO                    Common Stock   30226D106    1144000      17065     SOLE                            X
WYETH                          Common Stock   983024100     270000       6102     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     638000      11250     SOLE                            X